Working capital - Provisions (Details) £ in Millions	12 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of other provisions [line items]
30 June 2019	£ 416
Exchange differences	(3)
Provisions charged during the year	120
Provisions utilised during the year	(37)
Transfers to other payables	(27)
Unwinding of discounts	7
30 June 2020	476
Current liabilities	183
Non-current liabilities	293
Provisions	476
Thalidomide
Disclosure of other provisions [line items]
30 June 2019	209
Exchange differences	0
Provisions charged during the year	0
Provisions utilised during the year	(17)
Transfers to other payables	0
Unwinding of discounts	7
30 June 2020	199
Current liabilities	17
Non-current liabilities	182
Provisions	199
Other
Disclosure of other provisions [line items]
30 June 2019	207
Exchange differences	(3)
Provisions charged during the year	120
Provisions utilised during the year	(20)
Transfers to other payables	(27)
Unwinding of discounts	0
30 June 2020	277
Current liabilities	166
Non-current liabilities	111
Provisions	£ 277